Nature of Operations and Going Concern (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Net loss	$ (2,898,510)	$ (9,372,772)	$ (12,159,174)
Accumulated deficit	(115,075,713)	(112,186,681)
Cash flows from operating activities	(2,472,410)	(1,503,512)	$ (11,202,820)
Current liabilities exceeded current assets	$ 6,502,136	$ 7,072,600